UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
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Address:    444 Madison Avenue 17th Floor
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            New York, New York 10022
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Form 13F File Number:      028-
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
           --------------------------------------------------
Title:       Principal
           --------------------------------------------------

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

Phone:       212-247-2990
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Signature, Place, and Date of Signing:

 /s/ Dennis H. Leibowitz            New York, New York      February 14, 2007
-----------------------------      -------------------      ----------------
  [Signature]                       [City, State]                [Date]



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          22
                                               -------------

Form 13F Information Table Value Total:         $126,969
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                      13F File Number           Name

NONE


                                                                                                                 VOTING AUTHORITY
                                                                                                                 ----------------
                                 TITLE                                                              OTHER
      NAME OF                     OF                      VALUE    SHRS OR   SH/  PUT/  INVESTMENT  MANA-
      ISSUER                     CLASS     CUSIP       (X $1000)   PRN AMT   PRN  CALL  DISCRETION  GERS     SOLE      SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
AQUANTIVE INC                     COM      03839G105     6,042      245,000  SH             SOLE             245,000
CHARTER COMMUNICATIONS INC D      CL A     16117M107     3,672    1,200,000  SH             SOLE           1,200,000
COMCAST CORP NEW                  CL A     20030N101     8,466      200,000  SH             SOLE             200,000
DG FASTCHANNEL INC                COM      23326R109       337       25,000  SH             SOLE              25,000
DIGITAS INC                       COM      25388K104     8,059      601,000  SH             SOLE             601,000
ESCHELON TELECOM INC              COM      296290109    10,442      527,104  SH             SOLE             527,104
                               SP ADR
GRUPO TELEVISA SA DE CV         REP ORD    40049J206     7,293      270,000  SH             SOLE             270,000
LEVEL 3 COMMUNICATIONS INC        COM      52729N100     3,920      700,000  SH             SOLE             700,000
LIBERTY GLOBAL INC             COM SER A   530555101     7,871      270,000  SH             SOLE             270,000
LIBERTY GLOBAL INC             COM SER C   530555309     2,657       94,898  SH             SOLE              94,898
                               CAP COM
LIBERTY MEDIA HLDG CORP          SER A     53071M302     7,799       79,601  SH             SOLE              79,601
LIVEPERSON INC                    COM      538146101     4,689      896,602  SH             SOLE             896,602
MEDIACOM COMMUNICATIONS CORP      CL A     58446K105     8,288    1,030,850  SH             SOLE           1,030,850
NII HLDGS INC                   CL B NEW   62913F201    11,117      172,523  SH             SOLE             172,523
NEWS CORP                         CL A     65248E104     5,800      270,000  SH             SOLE             270,000
NEXSTAR BROADCASTING GROUP I      CL A     65336K103     3,061      658,257  SH             SOLE             658,257
R H DONNELLY CORP               COM NEW    74955W307     2,509       40,000  SH             SOLE              40,000
RURAL CELLULAR CORP               CL A     781904107     5,937      451,852  SH             SOLE             451,852
TIME WARNER TELECOM INC           CL A     887319101     7,753      389,000  SH             SOLE             389,000
24/7 REAL MEDIA INC             COM NEW    901314203     2,292      253,300  SH             SOLE             253,300
VA SOFTWARE CORP                  COM      91819B105     1,876      373,052  SH             SOLE             373,052
VALUECLICK INC                    COM      92046N102     7,089      300,000  SH             SOLE             300,000